STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (4,053)		$ (1,279)	$ (828)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		[1]	1		[1]
Operating lease provided by controlling shareholder	33		25
Share-based compensation to employees	38		89		[1]
Share-based compensation to service providers	202
Interest expense and amortization of discount on convertible notes	987		541	324
Issuance costs	65		47
Revaluation of derivative warrant liability	1,105		2
Change in:
Other current and non-current assets	(1,884)		(183)	(14)
Trade payables	720		(2)	(62)
Other accounts payable	295		150	(55)
Net cash used in operating activities	(2,557)		(609)	(635)
Cash flows from investing activities
Purchase of property and equipment	(10)				[1]
Net cash used in investing activities	(10)				[1]
Cash flows from financing activities
Proceeds from issuance of convertible notes, net			241	488
Proceeds from issuance of August and December 2019 convertible notes and warrants, net			1,269
Proceeds from issuance of ordinary shares under Initial Public Offering, net	17,310
Net cash provided by financing activities	17,310		1,510	488
Change in cash, cash equivalents and restricted cash	14,743		901	(147)
Cash, cash equivalents and restricted cash at the beginning of the year	947		46	193
Cash, cash equivalents and restricted cash at the end of the year	$ 15,690		$ 947	$ 46

[1]	Represents amount less than $1